Dividends - Additional Information (Detail) - $ / per_shares	3 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024
Disclosure of Dividends [Abstract]
Dividends declared per ordinary shares	0.156	0.153	0.153	0.153	0.153	0.15	0.15	0.15